Government Bonds, Long-Term Notes Receivable And Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Summary of Balance of Government Bonds
The following table sets forth the balance of Mexican Government local bonds (the “Government Bonds”) held by Petróleos Mexicanos valued at amortized cost as of December 31, 2023 and 2022:

	2023		2022
Government bonds (1)	Ps.	64,132,418	Ps.	110,179,517
Less: current portion of Government Bonds, net of expected credit losses	28,637,314		46,526,257
Total long-term notes receivable	Ps.	35,495,104	Ps.	63,653,260
(1)As of December 31, 2023 and 2022, includes an expected credit loss of Ps. 5,595 and Ps. 9,717, respectively.

Summary of Roll forward of the Mexican Bonds
The roll-forward of the Mexican Bonds is as follows:

	December 31,
	2023		2022
Balance as of the beginning of the year	Ps.	110,179,517	Ps.	110,855,356
Government Bonds collected (1)	(45,849,715)		—
Accrued interests	7,426,089		7,534,938
Interests received from bonds	(8,052,642)		(7,455,715)
Impact of the valuation of bonds in UDIs	(445,787)		491,975
Amortized cost	870,834		(1,250,358)
Reversal of impairment of bonds	4,122		3,321
Balance at the end of the year	Ps.	64,132,418	Ps.	110,179,517
(1)During 2023, Mexican Government Bonds were collected in March, August, November and December.

Summary of Other Assets
At December 31, 2023 and 2022, the balance of other assets was as follows:

	December 31,
	2023		2022
Payments in advance (1)	Ps.	5,907,464	Ps.	26,515,825
Other	3,353,985		2,565,824
Insurance	1,352,643		1,621,076
Total other assets	Ps.	10,614,092	Ps.	30,702,725
(1)Mainly advance payments to contractors for the construction of the Olmeca Refinery in Dos Bocas, Paraíso, Tabasco, through PTI ID.